Income Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Income taxes paid (refund) [abstract]
Schedule of Composition of Income Tax Expense (Benefit)	The composition of income tax expense (benefit) is as follows:

	JPY (millions) For the Year Ended March 31
	2020	2021	2022
Current tax expense	¥238,856	¥131,952	¥208,513
Deferred tax benefit	(343,900)	(141,888)	(136,108)
Total	¥(105,044)	¥(9,936)	¥72,405

Schedule of Reconciliation from Income Tax Expense (Benefit)
The following is a reconciliation from income tax expense (benefit) at Takeda's domestic (Japanese) statutory tax rate to Takeda's income tax expense (benefit) reported for the year ended March 31:

	JPY (millions)
	2020	2021	2022
Profit (loss) before tax	¥(60,754)	¥366,235	¥302,571
Income tax expense (benefit) at Takeda’s domestic (Japanese) statutory tax rate of 30.6%	(18,579)	111,995	92,526
Non-deductible expenses for tax purposes (1)	26,074	25,371	7,359
Changes in unrecognized deferred tax assets and deferred tax liabilities (2)	(126,071)	(137,032)	(8,831)
Tax credits (3)	(35,100)	(25,673)	(32,948)
Differences in applicable tax rates of overseas subsidiaries (4)	71,526	(258)	24,496
Changes in tax effects of undistributed profit of overseas subsidiaries	5,456	5,694	(20,359)
Effect of changes in applicable tax rates and tax law (5)	(94,969)	(5,073)	(39,661)
Tax contingencies (6)	17,124	(13,164)	58,540
Non-deductible impairment of goodwill	5,529	—	—
Changes in fair value of contingent consideration	(1,201)	746	(1,288)
Effect of prior year items	(3,520)	(10,689)	(4,762)
Entity reorganizations/Divestments (7)	55,747	36,117	2,041
Other	(7,060)	2,030	(4,708)
Income tax expense (benefit) reported for the year	¥(105,044)	¥(9,936)	¥72,405
(1) Amounts for the years ended March 31, 2020, 2021 and 2022 include the impact from intra territory eliminations, the pre-tax effect of which has been eliminated in arriving at Takeda’s consolidated income from continuing operations before income taxes. Amount for the year ended March 31, 2021 also includes non-deductible interest due to Japanese earnings stripping rules.
(2) Amounts for the years ended March 31, 2020, 2021 and 2022 primarily driven by capital tax losses related to restructuring of subsidiaries. Both amounts for the years ended March 31, 2020 and 2021 also include deferred tax benefit from the reversal of write down of deferred tax assets associated with carried forward net operating losses and Swiss tax basis step-up. The amount for the year ended March 31, 2022 includes deferred tax expense from the write down of deferred tax assets associated with carried forward net operating losses.
(3) Amount for the year ended March 31, 2020 includes (10,389) million JPY impact from enhanced R&D and Orphan Drug Credit claims in the US related to prior fiscal years.
(4) Amounts for the years ended March 31, 2020, 2021 and 2022 include unitary and minimum taxes on overseas subsidiaries.
(5) Amount for the year ended March 31, 2020 primarily relates to the deferred tax benefit from Swiss Tax Reform enactment. Amount for the year ended March 31,
2022 includes 39,106 million JPY deferred tax benefit related to a blended state tax rate change as a result of legal entity restructuring in the US.
(6) Tax benefit amount for the year ended March 31, 2021 primarily relates to the tax benefits driven by favorable audit settlements. Tax expense amount for the year ended March 31, 2022 includes 65,942 million JPY impact from the AbbVie break fee case. See Note 32 “Commitments and Contingent Liabilities” for additional details on the break fee case.
(7) 55,747 million JPY impact for the year ended March 31, 2020 primarily relates to deferred tax expense arising from the change in tax jurisdictions as a result of re-alignment of intangible assets with business operations and tax costs incurred in legal entity reorganizations. 36,117 million JPY impact for the year ended March 31, 2021 primarily relates to the basis difference of divested assets, between accounting which includes goodwill and tax.

Schedule of Deferred Taxes
Deferred tax assets and liabilities reported in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2021	2022
Deferred tax assets	¥353,769	¥362,539
Deferred tax liabilities	(542,852)	(451,511)
Net deferred tax liabilities	¥(189,083)	¥(88,972)
The major items and changes in deferred tax assets and liabilities are as follows:

	JPY (millions)
	As of April 1, 2020	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2021
Research and development expenses	¥33,175	¥1,837	¥—	¥449	¥35,461
Inventories	42,557	35,228	—	12,944	90,729
Property, plant and equipment	(82,527)	5,612	—	(3,429)	(80,344)
Intangible assets	(699,850)	113,219	—	24,681	(561,950)
Financial assets measured at FVTOCI	(19,417)	506	(17,498)	12,643	(23,766)
Accrued expenses and provisions	135,920	8,822	—	(5,503)	139,239
Defined benefit plans	23,084	(6,322)	2,719	(211)	19,270
Deferred income	14,713	6,191	—	66	20,970
Unused tax losses	124,891	2,690	25,066	(1,696)	150,951
Tax credits	82,124	(18,504)	—	(1,231)	62,389
Investments in subsidiaries and associates	(62,859)	(6,027)	—	(265)	(69,151)
Other	6,144	(1,364)	24,004	(1,665)	27,119
Total	¥(402,045)	¥141,888	¥34,291	¥36,783	¥(189,083)

	JPY (millions)
	As of April 1, 2021	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2022
Research and development expenses	¥35,461	¥(4,250)	¥—	¥1,988	¥33,199
Inventories	90,729	(6,375)	—	10,176	94,530
Property, plant and equipment	(80,344)	9,721	—	848	(69,775)
Intangible assets	(561,950)	131,465	—	(66,995)	(497,480)
Financial assets measured at FVTOCI	(23,766)	—	2,669	14,338	(6,759)
Accrued expenses and provisions	139,239	12,931	—	3,160	155,330
Defined benefit plans	19,270	(468)	(6,107)	761	13,456
Deferred income	20,970	(4,256)	—	(5,489)	11,225
Unused tax losses	150,951	(35,160)	—	3,662	119,453
Tax credits	62,389	(28,573)	—	5,096	38,912
Investments in subsidiaries and associates	(69,151)	37,941	—	—	(31,210)
Other	27,119	23,132	(2,368)	2,264	50,147
Total	¥(189,083)	¥136,108	¥(5,806)	¥(30,191)	¥(88,972)
(1) Other consists primarily of foreign currency translation differences, reclassification of deferred tax assets and liabilities classified as held for sale and the tax impact of items charged directly to equity. The aggregate amount of deferred tax related to items charged directly to equity for the years ended March 31, 2021 and March 31, 2022 was (730) million JPY and (1,460) million JPY, respectively.
The unused tax losses, deductible temporary differences, and unused tax credits for which deferred tax assets were not recognized are as follows:

	JPY (millions) As of March 31
	2021	2022
Unused tax losses	¥1,533,050	¥1,729,843
Deductible temporary differences	241,203	240,860
Unused tax credits	9,660	10,042
The unused tax losses and unused tax credits for which deferred tax assets were not recognized will expire as follows:

	JPY (millions) As of March 31
Unused tax losses	2021	2022
1st year	¥23	¥131
2nd year	18	23,670
3rd year	19,136	1,280
4th year	482	425,654
5th year	387,574	35,089
After 5th year	1,066,134	1,184,092
Indefinite	59,683	59,927
Total	¥1,533,050	¥1,729,843

	JPY (millions) As of March 31
Unused tax credits	2021	2022
Less than 5 years	¥1,370	¥950
5 years or more	8,290	9,092
Indefinite	—	—
Total	¥9,660	¥10,042